Expenses by nature - Summary of Expenses by Nature (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of attribution of expenses by nature to their function [line items]
Personnel expenses	R$ 2,972,591	R$ 2,731,089	R$ 2,508,567
Financial expenses, net	3,693,606	3,999,465	3,514,739
Gains (Losses) On Equity Securities At Fair Value Through Or Profit Or Loss	0	30,574	(853,056)
Transaction and client services costs	1,483,115	1,279,366	1,069,082
Depreciation and amortization	949,394	878,181	800,326
Marketing expenses and sales commissions	993,014	772,910	632,137
Expenses by nature third parties services	289,330	261,281	332,081
Other expenses	336,383	188,288	262,658
Total adjusted expenses	14,275,482	10,080,006	9,972,646
Total expenses, by nature	10,581,876	6,111,115	5,604,851
Software business goodwill impairment loss	R$ 3,558,049	R$ 0	R$ 0